Investments	12 Months Ended
Dec. 31, 2017
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Investments

17 Investments

Accounting policy

Investments, other than investments in joint arrangements and associates, are stated in the statement of financial position at fair value. Investments held as part of the venture capital portfolio are classified as held for trading, with changes in fair value reported in disposals and other non-operating items in the income statement. All other investments are classified as available for sale with changes in fair value recognised directly in equity until the investment is disposed of or is determined to be impaired, at which time the cumulative gain or loss previously recognised in equity is brought into the net profit or loss for the period. All items recognised in the income statement relating to investments, other than investments in joint arrangements and associates, are reported as disposals and other non-operating items.

Available for sale investments and venture capital investments held for trading represent investments in listed and unlisted securities. The fair value of listed securities is determined based on quoted market prices, and of unlisted securities on management’s estimate of fair value based on standard valuation techniques, including market comparisons and discounts of future cash flows, having regard to maximising the use of observable inputs and adjusting for risk. Advice from valuation experts is used as appropriate.

All joint arrangements are classified as joint ventures because the Group shares joint control and has rights to the net assets of the arrangements. Investments in joint ventures and associates are accounted for under the equity method and stated in the statement of financial position at cost as adjusted for post-acquisition changes in the Group’s share of net assets, less any impairment in value.

	2017 £m	2016 £m
Investments in joint ventures	102	102
Available for sale investments	2	2
Venture capital investments held for trading	139	135
Total	243	239

The value of venture capital investments and available for sale investments has been determined by reference to other observable market inputs or, when these are not available, by reference to inputs we believe would reflect the assumptions market participants would use. Gains and losses included in the consolidated income statement are provided in note 9.

An analysis of changes in the carrying value of investments in joint ventures is set out below:

	2017 £m	2016 £m
At start of year	102	101
Share of results of joint ventures	37	37
Dividends received from joint ventures	(38)	(44)
Disposals and transfers	–	(7)
Additions	2	1
Exchange translation differences	(1)	14
At end of year	102	102

LOGO

Summarised aggregate information in respect of the Group’s share of joint ventures is set out below:

	RELX Group’s share
	2017 £m	2016 £m
Revenue	101	131
Net profit for the year	37	37

Total assets	85	92
Total liabilities	(42)	(49)
Net assets	43	43
Goodwill	59	59
Total	102	102

The Group’s consolidated other comprehensive income includes no income or losses relating to joint ventures in either period.